Cost of services	12 Months Ended
Dec. 31, 2025
Cost of services
Cost of services

27.         Cost of services

The cost of services is as follows:

	Year ended December 31,
	2025		2024		2023
Wages and salaries	Ps.	389,449	Ps.	351,547	Ps.	318,660
Maintenance		201,850		196,833		183,628
Security and insurance		190,733		172,807		146,018
Utilities (electric, cleaning and water)		237,172		210,893		192,065
Allowance for doubtful accounts		4,570		17,621		5,767
Materials and supplies		79,515		75,698		62,658
Equipment lease, fees and others		132,759		125,854		150,160
	Ps.	1,236,048	Ps.	1,151,253	Ps.	1,058,956